Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment

16.	Property, Plant and Equipment
16.1	Property, plant and equipment by asset class

		Accumulated			Accumulated
	Cost	depreciation	12.31.2022	Cost	depreciation	12.31.2021
In service
Reservoirs, dams and aqueducts	8,200,744	(4,925,970)	3,274,774	8,161,702	(4,776,639)	3,385,063
Machinery and equipment	8,951,061	(3,060,695)	5,890,366	8,409,689	(2,840,114)	5,569,575
Buildings	2,001,801	(1,160,549)	841,252	1,993,695	(1,125,862)	867,833
Land	510,681	(59,157)	451,524	508,164	(49,046)	459,118
Vehicles and aircraft	35,457	(33,115)	2,342	33,871	(32,756)	1,115
Furniture and fixtures	17,007	(10,871)	6,136	16,400	(10,966)	5,434
(-) Impairment (16.4)	(785,205)	-	(785,205)	(710,509)	-	(710,509)
(-) Special Obligations	(748)	330	(418)	(792)	290	(502)
	18,930,798	(9,250,027)	9,680,771	18,412,220	(8,835,093)	9,577,127

In progress
Cost	575,080	-	575,080	752,846	-	752,846
(-) Impairment (16.4)	(186,383)	-	(186,383)	(187,382)	-	(187,382)
	388,697	-	388,697	565,464	-	565,464
	19,319,495	(9,250,027)	10,069,468	18,977,684	(8,835,093)	10,142,591

16.2	Changes in property, plant and equipment

	Balance as of January 1, 2022	Additions / Impairment	Depreciation	Loss on disposal	Transfers	Balance as of December 31, 2022
In service
Reservoirs, dams and aqueducts	3,385,063	-	(149,331)	-	39,042	3,274,774
Machinery and equipment	5,569,575	-	(333,396)	(29,678)	683,865	5,890,366
Buildings	867,833	-	(35,834)	(333)	9,586	841,252
Land	459,118	-	(10,111)	(381)	2,898	451,524
Vehicles and aircraft	1,115	-	(389)	-	1,616	2,342
Furniture and fixtures	5,434	-	(584)	(111)	1,397	6,136
(-) Impairment (16.4)	(710,509)	(74,696)	-	-	-	(785,205)
(-) Special Obligations	(502)	-	125	-	(41)	(418)
	9,577,127	(74,696)	(529,520)	(30,503)	738,363	9,680,771
In progress
Cost	752,846	559,318	-	(12,338)	(724,746)	575,080
(-) Impairment (16.4)	(187,382)	999	-	-	-	(186,383)
	565,464	560,317	-	(12,338)	(724,746)	388,697
	10,142,591	485,621	(529,520)	(42,841)	13,617	10,069,468

	Balance as of January 1, 2021	Additions / Impairment	Depreciation	Loss on disposal	Transfers	Copel Telecom Disposal	Other (b)	Balance as of December 31, 2021
In service
Reservoirs, dams and aqueducts	3,481,391	-	(174,810)	2,147	76,335	-	-	3,385,063
Machinery and equipment	5,647,220	-	(375,430)	(26,345)	174,615	(605,042)	754,557	5,569,575
Buildings	872,575	-	(38,629)	(506)	35,060	(667)	-	867,833
Land	451,908	-	(10,777)	(763)	18,848	(98)	-	459,118
Vehicles and aircraft	1,892	-	(835)	(68)	134	(8)	-	1,115
Furniture and fixtures	6,816	-	(1,079)	(46)	1,562	(1,819)	-	5,434
(-) Impairment (16.4)	(925,521)	215,012	-	-	-	-	-	(710,509)
(-) Impairment Copel TEL	(27,928)	1,989	-	-	-	25,939	-	-
(-) Special Obligations	(251)	-	89	-	(340)	-	-	(502)
(-) Reclassification (a)	(622,988)	-	-	-	41,293	581,695	-	-
	8,885,114	217,001	(601,471)	(25,581)	347,507	-	754,557	9,577,127
In progress
Cost	795,816	406,173	-	(42,655)	(335,975)	(70,513)	-	752,846
(-) Impairment (16.4)	(120,308)	(67,074)	-	-	-	-	-	(187,382)
(-) Impairment Copel TEL	(3,853)	3,103	-	-	-	750	-	-
(-) Reclassification (a)	(61,309)	-	-	-	(8,454)	69,763	-	-
	610,346	342,202	-	(42,655)	(344,429)	-	-	565,464
	9,495,460	559,203	(601,471)	(68,236)	3,078	-	754,557	10,142,591
(a)	Reclassification to Assets classified as held for sale (Note 39).
(b)	Effects of acquisition of Vilas Complex (Note 1.2 of Financial Statements as of December 31, 2021)

During the construction phase, loans, financing and debentures costs are capitalized. In 2022, these costs totaled R$13,468, at an average rate of 0.32% p.a. (R$953, at an average rate of 0.02% p.a., in 2021).

16.3	Joint operations - consortiums

The amounts recorded under property, plant and equipment referring to the share of interest of Copel GeT in consortiums are shown below:

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate(%)	12.31.2022	12.31.2021
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,882	859,926
(-) Accumulated depreciation		2.90	(288,728)	(263,792)
In progress			19,899	20,527
			591,053	616,661
HPP Baixo Iguaçu	30.0
In service			693,487	692,395
(-) Accumulated depreciation		3.28	(87,278)	(64,519)
In progress			55,863	56,027
			662,072	683,903
			1,253,125	1,300,564
16.4	Impairment of generation segment assets

The cash-generating units of the generation segment were tested based on the analysis of impairment indicators, assumptions representing the best estimates of the Company's Management, the methodology provided for in IAS 36 and the measurement of value in use.

The calculation of the value in use was based on discounted operating cash flows over the time of concessions, maintaining the Company’s current commercial conditions. The rate used to discount the cash flows was set and updated considering the WACC (Weighted Average Cost of Capital) and CAPM (Capital Asset Pricing Model) methodologies, by font type, for the generation business, considering usual market parameters.

Internal references such as the budget approved by the Company, historical or past data, updating of the timeframe of work and amount of investments for projects in course support the design of key assumptions by Company Management. In the same framework, external references such as level of consumption of electric power and the availability of water resources support the key information about estimated cash flows.

Several assumptions used by Company Management when determining future cash flows can be affected by uncertain events, which, in turn, may give rise to variation in results. Changes in the political and economic model, for example, may lead to upward trend when projecting country risk-rating, increasing the discount rates used in tests.

The tests considered the following key assumptions:

•	Growth compatible with historical data and perspective for the Brazilian economy growth;
•	Updating specific after-tax discount rates for the segment tested, obtained through the methodology usually applied by the market, taking into consideration the weighted average cost of capital;
•	Projected revenue in accordance with the agreements in force and future market expectations, without any expectation for renewal of concession/authorization;
•	Expenses broken into cash generating units, projected in view of the budget approved by the Company;
•	Updating of regulatory charges.

The Company considered all its generation projects as independent cash generating units.

The projects with impairment balances recorded on December 31, 2022 are the following:

	Property, Plant and Equipment
	Cost	Depreciation	Impairment	Value in use
HPP Colíder	2,558,634	(320,171)	(632,559)	1,605,904
UEGA	686,498	(384,810)	(108,132)	193,556
Consórcio Tapajós (a)	14,879	-	(14,879)	-
Power plants in Paraná	1,052,717	(130,051)	(216,018)	706,648
	4,312,728	(835,032)	(971,588)	2,506,108
(a)	Project under development

The table below shows the changes in the impairment:

	Balance as of January 1, 2021	Impairment / Reversal	Balance as of December 31, 2021	Impairment / Reversal	Balance as of December 31, 2022
In service
HPP Colíder	(683,193)	43,664	(639,529)	6,970	(632,559)
UEGA	(138,777)	138,777	-	(108,132)	(108,132)
Power plants in Paraná	(103,551)	32,571	(70,980)	26,466	(44,514)
	(925,521)	215,012	(710,509)	(74,696)	(785,205)
In progress
Consórcio Tapajós	(14,464)	(415)	(14,879)	-	(14,879)
Power plants in Paraná	(105,844)	(66,659)	(172,503)	999	(171,504)
	(120,308)	(67,074)	(187,382)	999	(186,383)
	(1,045,829)	147,938	(897,891)	(73,697)	(971,588)
16.4.1	HPP Colíder

In December 2022, the value in use calculation considered the Company's assumptions and budgets and the after-tax discount rate of 5.71% p.a. (in 2021, 5.77% p.a.), which derives from the WACC methodology for the electricity generation segment. The revision of the expected revenue from the sale of energy, which offset increases in operating costs and regulatory charges, and the variation in the book value, enabled the partial reversal of the impairment.

16.4.2	UEG Araucária

In December 2022, the value in use calculation considered the Company’s assumptions and budgets, review of the expected dispatch, update of the Variable Unit Cost - CVU and the after-tax discount rate of 7.00% p.a. (in 2021, 7.69% p.a.), which derives from the WACC methodology for the electricity generation segment, plus the additional risk associated with revenue variation. Due to the review of the assumptions, mainly the reduction in the expectation of dispatch from the plant in relation to December 31, 2021, when an increase in demand from the plant was expected because of unfavorable hydrological conditions, impairment was recognized in 2022, considering the significant change in the hydrological scenario of the country.

16.4.3	TPP Figueira

In December 2022, the value in use calculation considered the Company's assumptions and budgets, the after-tax discount rate of 6.23% p.a. (in 2021, 5.77% p.a.), which derives from the WACC methodology for the segment of electric energy generation for thermal sources, the postponement of the start-up of the plant in December 2022 (in 2021, the expectation was for April of 2022), the revision of the expected revenue from the sale of energy and compensation for the asset's residual balance, changes in operating costs and Capex, and the revision of the coal balance to be refunded to the CDE account. By reviewing the set of assumptions, the partial reversal of the impairment was recognized.

16.4.4	Other plants in the State of Paraná

In December 2022, value in use calculation of generation assets in the State of Paraná considered: i) Company assumptions and budgets; ii) after-tax discount rate of 5.71% p.a. (in 2021, 5.77% p.a.), which derives from the WACC methodology for the electricity generation segment; and iii) review of regulatory charges and operating costs that were offset by the expected sale of uncontracted energy. By reviewing the set of assumptions and the variation in the book value, it was possible to reverse part of the impairment balance.

16.4.5	Cash generating units that do not show reversal or provision for impairment

The plants that did not suffer impairment have a recoverable value greater than the book value of the property, plant and equipment assets. The following table presents the percentage in which the recoverable value (“RV”) exceeds the book value (“BV”) of the assets and demonstrates the sensitivity analysis increasing by 5% and 10% the discount rate for assessing the risk of impairment of each plant.

	Discount		RV/BV-1	RV/BV-1
Cash-generating units	rate	RV/BV-1	(5% Variation)	(10% Variation)	Impairment Risk
Wind power Assets
São Bento Complex (a)	8.06%	59.64%	55.18%	50.93%	-
Brisa I Complex(b)	8.06%	58.38%	53.76%	49.35%	-
Brisa II Complex(c)	8.06%	55.70%	50.85%	46.24%	-
Bento Miguel Complex (d)	8.06%	15.96%	12.23%	8.70%	-
Cutia Complex (e)	8.06%	11.67%	8.36%	5.21%	-
Jandaíra Complex (f)	5.61%	29.61%	25.92%	22.41%	-
Vilas Complex (g)	5.44%	43.11%	38.61%	34.35%	-
Hydric Assets
Foz do Areia	5.71%	29.95%	29.58%	29.21%	-
Segredo	5.71%	96.90%	94.04%	91.24%	-
Caxias	5.71%	73.31%	70.52%	67.81%	-
Guaricana	5.71%	31.92%	30.77%	29.63%	-
Chaminé	5.71%	61.48%	60.03%	58.61%	-
Apucaraninha	5.71%	28.85%	27.83%	26.81%	-
Mauá	5.71%	106.38%	101.73%	97.25%	-
Marumbi	5.71%	30.16%	22.67%	20.19%	-
Cavernoso II	5.71%	28.09%	24.87%	21.79%	-
Bela Vista	7.67%	56.29%	49.96%	44.51%	-
Elejor	7.00%	9.45%	6.89%	1.82%	-
(a)	Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b)	Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c)	Contemplates the Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d)	Contemplates the São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e)	Contemplates the Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f)	Contemplates the Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g)	Contemplates the Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.

16.5	New plants under construction
16.5.1	SHP Bela Vista

With estimated investment of R$224,673, this small hydroelectric power plant (SHP), with installed capacity of 29.81 MW and assured energy of 18.61 MW average, was built on the Chopim River, in the municipalities of São João and Verê, located in the southwest region of the State of Paraná.

The participation in the A-6 auction held on August 31, 2018, led to sale of 14.7 MW average in regulated contracts at the original price of R$195.70/MWh. The energy sale contracts provide for beginning of energy supply on January 1, 2024, with a 30-year term and annual adjustment by reference to IPCA variation.

The works started in August 2019 and the entry into commercial operation of three generating units took place in 2021. The generating center (Stream Diver) has been cleared for start of test operation as of March 28, 2023.

16.5.2	Jandaíra Wind Complex

With an estimated investment of R$411,610, this wind farm, with an installed capacity of 90.1 MW and a assured energy of 47.6 MW average, is being built in the municipalities of Pedra Preta and Jandaíra, in the state of Rio Grande do Norte. The participation in the new power generation auction A-6, held on October 18, 2019, led to the sale of 14.4 MW average in regulated contracts at the original price of R$98.00/MWh. The energy sale contracts provided for beginning of energy supply on January 1, 2025, with a 20-year term and annual adjustment by reference to IPCA variation.

With all the necessary licenses, the civil works started in January 2021. The complex, with 26 generating units divided into 4 wind farms, began the commercial operation of the entire wind complex during the year 2022.

16.6	Depreciation rates

Depreciation rates (%)	12.31.2022	12.31.2021	12.31.2020
Average generation segment rates (Note 16.6.1)
General equipment	6.25	6.25	6.26
Machinery and equipment	3.68	3.68	3.39
Generations	3.42	3.42	3.73
Reservoirs, dams and ducts	2.67	2.56	2.68
Hydraulic turbines	2.89	2.90	2.93
Gas and steam turbines	4.00	4.00	4.00
Gas processing	3.00	3.00	3.00
Wind power plant unit	4.94	4.98	4.94
Buildings	3.07	3.15	3.15
Average rates for central government assets
Buildings	3.33	3.33	3.35
Machinery and office equipment	6.25	6.27	6.25
Furniture and fixtures	6.25	6.30	6.25
Vehicles	14.29	14.29	14.29
16.6.1	Assets with depreciation rates limited to the concession term

The assets of the original project of the Mauá, Colíder, Baixo Iguaçu, Cavernoso II plants and SHP Bela Vista, of Copel GeT, and of the Santa Clara and Fundão plants, of Elejor, are considered by the Granting Authority, without full guarantee of indemnification for their residual value at the end of the concession term. This interpretation is based on the Concessions Law No. 8,987/1995 and Decree No. 2,003/1996, which regulate the generation of electricity by independent generators. Accordingly, from the entry into operation of these assets, including land, depreciation is recognized at the highest rate among that determined by the useful lives of the assets or the rate calculated based on the concession period.

As provided for in the concession contracts, subsequent investments not foreseen in the original project, as long as approved by the Granting Authority and not yet amortized, will be indemnified at the end of the concession period and depreciated at the rates established by the useful lives of the assets, as from the date of their entry in operation.

In the same way, wind generation assets, whose electric energy produced is intended for sale in the Independent Electric Energy Production modality, as established in articles 12, 15 and 16 of Law No. 9,074/1995, are also depreciated at the highest rate between the one determined by the useful life of the assets or the rate calculated based on the authorization period.